Allowance for loan losses allocated to each portfolio segment disaggregated on the basis of the bank's impairment methodology (Details) (USD $)	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2010	$ 0
Loans individually evaluated for impairment	12,387	1,217		13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2011	280,923	222,582	14,297	517,802
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2011
Loans individually evaluated for impairment	7,627	1,015		8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2012	335,925	196,349	34,885	567,159
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2012
Loans individually evaluated for impairment	8,227	987	11	9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2013	$ 354,375	$ 213,763	$ 38,628	$ 606,766